Annual Fund Operating Expenses - (Eaton Vance Series Trust II) - (Parametric Tax-Managed Emerging Markets Fund) - Class I	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.51%	[1]
Expenses (as a percentage of Assets)	0.96%

[1]
1	Includes interest expenses of 0.01%